UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

Syracuse, New York 13204

(Address of principal executive offices)(Zip code)

Robert F. Cuculich

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NYSA Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 96.75%

	Deep Sea Foreign Transportation of Freight - 1.28%
75,000	DryShips, Inc. *	$ 241,500
4,000	Navios Maritime Holdings, Inc.	40,480
		281,980
	Drilling Oil & Gas Wells - 2.40%
4,000	Ocean Rig UDW, Inc.	75,720

	Electric Services - 1.65%
3,474,380	McKenzie Bay International Ltd. *	52,116

	Industrial Organic Chemicals - 9.33%
25,000	Solazyme, Inc. *	294,500

	Metal Mining - 11.56%
10,000	Freeport-McMoRan Copper & Gold, Inc.	365,000

	Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.66%
7,000	Energy Fuels, Inc. (Canada) *	52,360

	Miscellaneous Electrical Machinery, Equipment & Supplies - 6.08%
80,000	Fuelcell Energy, Inc. *	192,000

	Miscellaneous Plastic Products - 0.00%
12	Lightwave Logic, Inc. *	11

	Private Placement - 1.58%
25,000	Central New York Raceway Park, Inc. (a) *	50,000

	Patent Owners & Lessors - 2.25%
236,500	CopyTele, Inc. *	70,950

	Petroleum Refining - 0.41%
100	Chevron Corp.	13,055

	Pharmaceutical Preparations - 21.10%
100,000	Dendreon Corp. *	230,000
7,000	Ligand Pharmacy, Inc. *	436,030
		666,030
	Printed Circuit Boards - 1.75%
5,000	Flextronics International, Ltd. *	55,350

	Retail-Eating Places - 1.38%
1,000	Popeyes Louisiana Kitchen, Inc. *	43,710

	Rolling Drawing & Extruding of Nonferrous Metals - 2.36%
5,000	ALCOA, Inc.	74,450

	Services-Prepackaged Software - 2.49%
3,000	Imperva, Inc. *	78,540

	Surety Insurance - 1.75%
5,000	MBIA, Inc. *	55,200

	Surgical & Medical Instruments - 12.69%
84,332	Transluminal Technologies LLC +	400,577

	Steel Works, Blast Furnace, Rolling Mills - 0.63%
2,500	AK Steel Holding Corp. *	19,900

	Water Transportation - 6.74%
15,000	Knightsbridge Tankers, Ltd.	212,850

	TOTAL FOR COMMON STOCK (Cost $2,680,969) - 96.75%	$ 3,054,299

SHORT TERM INVESTMENTS - 1.33%
41,993	Huntington U.S. Treasury Money Market IV 0.03% ** (Cost $41,993)	41,993

TOTAL INVESTMENTS (Cost $2,722,962) - 98.08%		$ 3,096,292

OTHER ASSETS LIABILITIES - 1.92%		60,766

NET ASSETS - 100.00%		$ 3,157,058

+ Restricted Security
	(a) Does not trade publically on the exchange.
	* Non-income producing securities during the period.
	** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.

NOTES TO FINANCIAL STATEMENTS
NYSA Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,722,962 amounted to $373,331, which consisted of aggregate gross unrealized appreciation of $746,318 and aggregate gross unrealized depreciation of $372,987.

2. SECURITY VALUATIONS

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,054,299	$0	$0	$3,054,299
Cash Equivalents	$41,993	$0	$0	$41,993
Total	$3,096,292	$0	$0	$3,096,292

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Fund

By /s/ Robert F. Cuculich

*Robert F. Cuculich

Chief Executive Officer

Date August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert F. Cuculich

*Robert F. Cuculich

Chief Executive Officer

Date August 29, 2014

By /s/ Benjamin R. Quilty

*Benjamin R. Quilty

Chief Financial Officer

Date August 29, 2014

* Print the name and title of each signing officer under his or her signature.